Annual Total Returns [BarChart] - Great-West S and P Mid Cap 400 Index Fund - Investor	Apr. 30, 2021
Bar Chart Table:
2011	17.12%
2012	32.71%
2013	9.21%
2014	(2.77%)
2015	19.96%
2016	15.64%
2017	(11.56%)
Annual Return 2019	25.49%
Annual Return 2020	13.10%